SIGNIFICANT COMMITMENTS AND AGREEMENTS - Capital expenditures (Details) - Dec. 31, 2021 € in Thousands, $ in Thousands, $ in Millions, Rp in Billions	IDR (Rp)	USD ($)	EUR (€)	HKD ($)
Capital expenditures
Capital expenditures	Rp 10,825
Rupiah
Capital expenditures
Capital expenditures	10,355
United States Dollar
Capital expenditures
Capital expenditures	448	$ 31
Euro
Capital expenditures
Capital expenditures	22		€ 1,360
Hong Kong Dollar
Capital expenditures
Capital expenditures	Rp 0			$ 20